Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Line Items]
Accounts Receivable and Accrued Revenues	$ (953)	$ 77	$ (475)
Income Tax Receivable	(1)	(12)	150
Inventories	(1,646)	450	(408)
Accounts Payable and Accrued Liabilities	1,645	(338)	283
Income Tax Payable	87	(17)	0
Total Non-Cash Working Capital	(868)	160	(450)
Cash From (Used in) Operating	(1,227)	198	(333)
Cash From (Used in) Investing	$ 359	$ (38)	$ (117)